Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic EPS is calculated by dividing net income (loss) by the weighted average number of our ordinary shares outstanding, which excludes 4,561,249, 4,837,602 and 5,822,811 shares of unvested restricted stock as of December 31, 2023, 2022 and 2021, respectively. In general, for the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities provided under our equity compensation plans. The number of shares excluded from diluted shares outstanding was 372,250 for the year ended December 31, 2023, because the effect of including those shares in the calculation would have been anti-dilutive. Due to the reported loss for the year ended December 31, 2022, basic EPS was not adjusted by the effect of dilutive securities. The number of ordinary shares under our equity compensation plans which could dilute EPS in the future was 3,099,221 for the year ended December 31, 2022. The number of shares excluded from diluted shares outstanding was 122,237 for the year ended December 31, 2021 because the effect of including those shares in the calculation would have been anti-dilutive.
The computations of basic and diluted EPS for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
	2023	2022	2021
Net income (loss) for the computation of basic EPS	$3,136,091	$(726,041)	$1,000,507
Weighted average ordinary shares outstanding—basic	224,216,801	240,486,849	146,421,188
Basic EPS	$13.99	$(3.02)	$6.83

	Year Ended December 31,
	2023	2022	2021
Net income (loss) for the computation of diluted EPS	$3,136,091	$(726,041)	$1,000,507
Weighted average ordinary shares outstanding—diluted	227,656,343	240,486,849	149,005,981
Diluted EPS	$13.78	$(3.02)	$6.71
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2023, 2022 and 2021 were as follows:

	As of December 31,
	2023	2022	2021
	Number of ordinary shares
Ordinary shares issued	215,543,739	250,347,345	250,347,345
Treasury shares	(13,050,571)	(4,416,070)	(4,951,897)
Ordinary shares outstanding	202,493,168	245,931,275	245,395,448
Shares of unvested restricted stock	(4,561,249)	(4,837,602)	(5,822,811)
Ordinary shares outstanding, excluding shares of unvested restricted stock	197,931,919	241,093,673	239,572,637